Schedule of Name of Relationship with Related Parties (Details) - TALENTEC SDN. BHD. [Member]		6 Months Ended	12 Months Ended
		Jan. 31, 2025	Jul. 31, 2024
HOSAYSAN [Member]
Defined Benefit Plan Disclosure [Line Items]
Relationship		Director of the Group	Shareholder and director of the Group
CHOOYEOW [Member]
Defined Benefit Plan Disclosure [Line Items]
Relationship		Director of the Group	Shareholder and director of the Group
The Sire Group Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Relationship	[1]	Controlled by Mr. Seow, who was a shareholder of the Group before December 23, 2024

[1]	Mr. Seow, the significant shareholder of the Group, sold all of his shares in TalenTec in December 2024 and all of his shares in The Sire Group Ltd. Subsequently, The Sire Group Ltd. is no longer deemed a related party of the Group.